List of direct or indirect interests held by the Company: (Details)		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
BliNK Biomedical SAS [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		FR
Consolidation method	[1]	Equity method*
Percentage of voting equity interests acquired		48.90%	48.90%
Vaccines Holdings Sweden AB [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		SE
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva Austria GmbH [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		AT
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva Canada Inc. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		CA
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva France SAS [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		FR
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva Scotland Ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		UK
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva Sweden AB [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		SE
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva UK Ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		UK
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%
Valneva USA, Inc. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		US
Consolidation method		Consolidation
Percentage of voting equity interests acquired		100.00%	100.00%

[1]	The investment in BliNK Biomedical SAS was reclassified from “Investments in associates” to “Assets classified as held for sale” as at June 30, 2022.